SHARE CAPITAL - Schedule of Warrants Issued and Outstanding (Details)	12 Months Ended
Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options, Balance Beginning	1,219,276
Issued	2,136,015
Exercised	(596,210)
Expired	(627,365)
Number of Stock Options, Balance Ending	2,131,716
$9.00000 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options, Balance Beginning	89,795
Number of Stock Options, Balance Ending
$9.00000 [Member] | Warrants [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	April 12, 2020
Exercise price | $ / shares	$ 9.00000
Issued
Exercised
Expired	(89,795)
Number of Stock Options, Balance Ending
$2.50000 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options, Balance Beginning	537,570
Number of Stock Options, Balance Ending
$2.50000 [Member] | Warrants [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	August 10, 2020
Exercise price | $ / shares	$ 2.50000
Issued
Exercised
Expired	(537,570)
Number of Stock Options, Balance Ending
$3.40000 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options, Balance Beginning	591,911
Number of Stock Options, Balance Ending
$3.40000 [Member] | Warrants [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	March 21, 2021
Exercise price | $ / shares	$ 3.40000
Issued
Exercised
Expired
Number of Stock Options, Balance Ending	591,911
$1.25000 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options, Balance Beginning
Number of Stock Options, Balance Ending
$1.25000 [Member] | Warrants [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	June 10, 2024
Exercise price | $ / shares	$ 1.25000
Issued	1,260,000
Exercised
Expired
Number of Stock Options, Balance Ending	1,260,000
$0.21250 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options, Balance Beginning
Number of Stock Options, Balance Ending
$0.21250 [Member] | Warrants [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	March 27, 2025
Exercise price | $ / shares	$ 0.21250
Issued	490,000
Exercised	(335,650)
Expired
Number of Stock Options, Balance Ending	154,350
$0.45335 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock Options, Balance Beginning
Number of Stock Options, Balance Ending
$0.45335 [Member] | Warrants [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	November 6, 2025
Exercise price | $ / shares	$ 0.45335
Issued	386,015
Exercised	(260,560)
Expired
Number of Stock Options, Balance Ending	125,455